INCOME TAX- Components of Deferred Taxes (Details) - 10K - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 12,848	$ 3,211
Share based compensation	166	177
Accruals and other	255	16
Lease liabilities	0	20
Capitalized research and development costs	1,099	91
Research and development tax credits	153	0
Gross deferred tax assets	14,521	3,515
Less: deferred tax liabilities	0	(19)
Less: valuation allowance	(14,521)	(3,496)
Net deferred tax assets	$ 0	$ 0